Acquisitions and Investments (Details) In Thousands	6 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)
Acquisitions And Investments (Details) [Abstract]
Date of acquisition agreement	2011-01-04
Name of acquired entity	International Dialysis Centers ("IDC")
Purchase price	$ 764,873	€ 529,214
Description of acquired entity	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.